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                             PROSPECTUS SUPPLEMENT

      DATED MARCH 1, 1997 (SUPPLANTING SUPPLEMENT DATED FEBRUARY 7, 1997)
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In  addition to the waivers described in  the Prospectus under "How To Invest --
Contingent Deferred Sales Charge Waivers," the contingent deferred sales charge ("CDSC") imposed on redemptions of certain Class A shares shall be waived until March 15, 1997, for any shareholder who redeems shares within seven days following a refusal by a GT Global Mutual Fund or GT Global to accept an exchange request involving such Class A shares by such shareholder because of the shareholder's pattern of frequent exchanges.

                         GT GLOBAL GROWTH & INCOME FUND

                         PROSPECTUS DATED MARCH 1, 1997

                             GT GLOBAL INCOME FUNDS

                         PROSPECTUS DATED MARCH 1, 1997

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         PROSPECTUS DATED MARCH 1, 1997

                             GT GLOBAL THEME FUNDS

                         PROSPECTUS DATED MARCH 1, 1997

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